CONVERTIBLE LOAN (Narrative) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2015 CNY (¥)
IFC Loan [Member] | CEHIL [Member]
Convertible loan [Line Items]
Interest expense	¥ 56,549